Expense Example - American Funds International Vantage Fund	Dec. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 668
Expense Example, with Redemption, 3 Years	868
Expense Example, with Redemption, 5 Years	1,085
Expense Example, with Redemption, 10 Years	1,706
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	441
Expense Example, with Redemption, 3 Years	635
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,452
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	1,800
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	932
Expense Example, with Redemption, 10 Years	1,537
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	1,442
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	345
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	772
Expense Example, with Redemption, 10 Years	1,409
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	343
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,375
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	688
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	809
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	1,130
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	834
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	334
Expense Example, with Redemption, 10 Years	749
Class 529 F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,189
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	688
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	925
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	334
Expense Example, with Redemption, 10 Years	749
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,095
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,506
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,623
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	507
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,910
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	507
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	$ 1,910